Quarterly Holdings Report
for

Fidelity® Series Emerging Markets Fund

July 31, 2020

MER-QTLY-0920
1.9891246.101

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
Bermuda - 1.1%
China Gas Holdings Ltd.	5,740,600	$17,258,168
Credicorp Ltd.	31,071	3,956,892
Credicorp Ltd. (United States)	2,137	271,762
Haier Electronics Group Co. Ltd.	2,673,000	11,709,201

TOTAL BERMUDA		33,196,023

Brazil - 5.1%
Azul SA sponsored ADR (a)(b)	114,460	1,320,868
Banco do Brasil SA	1,259,500	8,107,659
BM&F BOVESPA SA	3,297,700	40,104,300
Natura & Co. Holding SA	1,953,400	17,614,695
Petroleo Brasileiro SA - Petrobras (ON)	5,770,000	25,108,357
Rumo SA (a)	5,653,154	24,079,724
Suzano Papel e Celulose SA (a)	2,256,200	18,165,339
Vale SA	1,441,500	16,776,119

TOTAL BRAZIL		151,277,061

Cayman Islands - 25.1%
Airtac International Group	759,000	15,871,739
Alibaba Group Holding Ltd. sponsored ADR (a)	931,670	233,867,804
Anta Sports Products Ltd.	2,595,000	24,609,693
Baidu.com, Inc. sponsored ADR (a)	89,805	10,722,717
Best Pacific International Holdings Ltd.	226,800	30,727
Bilibili, Inc. ADR (a)	173,100	7,543,698
China Yongda Automobiles Services Holdings Ltd.	8,588,500	8,831,961
Hansoh Pharmaceutical Group Co. Ltd. (a)(c)	3,492,325	15,095,272
Innovent Biologics, Inc. (a)(c)	1,768,000	10,835,710
JD.com, Inc.:
Class A	180,500	5,608,093
sponsored ADR (a)	664,022	42,357,963
Longfor Properties Co. Ltd. (c)	1,855,500	9,169,406
Meituan Dianping Class B (a)	1,379,000	34,144,498
NetEase, Inc.	245,100	4,452,741
NetEase, Inc. ADR	37,431	17,159,119
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	166,760	23,379,752
Pinduoduo, Inc. ADR (a)	118,500	10,878,300
Shenzhou International Group Holdings Ltd.	553,400	6,604,841
Sino Biopharmaceutical Ltd.	12,394,000	16,151,555
SITC International Holdings Co. Ltd.	3,639,000	3,648,250
Sunny Optical Technology Group Co. Ltd.	871,000	16,396,643
Tencent Holdings Ltd.	3,227,825	221,423,037

TOTAL CAYMAN ISLANDS		738,783,519

Chile - 0.5%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	460,715	14,074,843
China - 12.3%
Bank of China Ltd. (H Shares)	29,889,000	9,953,309
China Construction Bank Corp. (H Shares)	51,727,800	37,716,326
China Life Insurance Co. Ltd. (H Shares)	8,935,000	20,496,112
China Merchants Bank Co. Ltd. (H Shares)	2,735,500	12,759,290
China Oilfield Services Ltd. (H Shares)	12,968,000	10,089,550
China Pacific Insurance (Group) Co. Ltd. (H Shares)	2,530,000	7,328,555
China Tower Corp. Ltd. (H Shares) (c)	16,012,000	2,913,038
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (a)	75,300	981,366
Industrial & Commercial Bank of China Ltd. (H Shares)	32,368,000	18,965,757
Kweichow Moutai Co. Ltd. (A Shares)	145,176	34,928,490
Midea Group Co. Ltd. (A Shares)	2,279,964	23,452,889
Ping An Insurance Group Co. of China Ltd. (H Shares)	4,188,200	44,190,656
Sany Heavy Industry Co. Ltd. (A Shares)	7,381,314	22,339,238
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	771,920	6,020,293
Shanghai International Airport Co. Ltd. (A Shares)	591,066	5,756,308
Shenzhen Inovance Technology Co. Ltd. (A Shares)	3,423,260	24,666,573
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	816,328	40,609,543
Tsingtao Brewery Co. Ltd. (H Shares)	1,766,000	15,722,488
WuXi AppTec Co. Ltd. (H Shares) (c)	217,300	3,271,991
Yantai Jereh Oilfield Services (A Shares)	2,254,891	10,131,436
Yunnan Baiyao Group Co. Ltd. (A Shares)	565,493	8,883,927

TOTAL CHINA		361,177,135

Hong Kong - 1.0%
China Mobile Ltd.	1,278,000	8,723,805
China Overseas Land and Investment Ltd.	4,038,500	12,297,408
CNOOC Ltd.	8,057,000	8,504,166

TOTAL HONG KONG		29,525,379

Hungary - 0.7%
OTP Bank PLC (a)	583,693	20,743,225
India - 8.8%
Axis Bank Ltd.	2,417,709	13,929,579
Axis Bank Ltd. GDR (Reg. S)	129,526	3,736,825
Bharti Airtel Ltd. (a)	3,088,128	22,870,366
HDFC Bank Ltd.	200,000	2,758,671
HDFC Bank Ltd. sponsored ADR	388,121	18,144,657
Hemisphere Properties India Ltd. (a)(d)	5,529,627	11,941,987
Housing Development Finance Corp. Ltd.	1,229,679	29,247,551
ICICI Bank Ltd.	4,642,572	21,573,867
Infosys Ltd.	630,941	8,101,089
Kotak Mahindra Bank Ltd.	729,476	13,297,942
Larsen & Toubro Ltd.	798,319	9,733,375
Reliance Industries Ltd.	3,019,600	83,313,069
Reliance Industries Ltd. (a)	201,306	3,163,342
Shriram Transport Finance Co. Ltd.	1,554,549	14,344,097
Shriram Transport Finance Co. Ltd. (a)	179,371	1,655,088

TOTAL INDIA		257,811,505

Indonesia - 1.5%
PT Bank Central Asia Tbk	9,155,000	19,609,760
PT Bank Mandiri (Persero) Tbk	28,753,900	11,428,240
PT Bank Rakyat Indonesia Tbk	26,754,300	5,811,442
PT Telekomunikasi Indonesia Tbk Series B	41,231,100	8,599,981

TOTAL INDONESIA		45,449,423

Korea (South) - 11.3%
Hana Financial Group, Inc.	477,416	11,777,108
Hyundai Fire & Marine Insurance Co. Ltd.	496,433	9,672,444
Hyundai Motor Co.	66,619	7,047,065
KB Financial Group, Inc.	624,901	18,425,151
LG Chemical Ltd.	94,792	45,023,545
LG Innotek Co. Ltd.	132,950	17,899,211
POSCO	130,711	21,014,079
Samsung Electronics Co. Ltd.	2,878,893	139,387,474
Samsung SDI Co. Ltd.	22,921	7,618,866
SK Hynix, Inc.	767,471	53,138,828

TOTAL KOREA (SOUTH)		331,003,771

Mexico - 2.1%
America Movil S.A.B. de CV Series L	8,462,900	5,319,972
Fomento Economico Mexicano S.A.B. de CV unit	892,908	5,479,017
Gruma S.A.B. de CV Series B	1,860,198	21,828,385
Grupo Aeroportuario Norte S.A.B. de CV (a)	1,629,300	6,714,136
Grupo Financiero Banorte S.A.B. de CV Series O (a)	4,915,063	17,646,081
Wal-Mart de Mexico SA de CV Series V	2,338,977	5,489,318

TOTAL MEXICO		62,476,909

Netherlands - 1.0%
Yandex NV Series A (a)(b)	501,582	28,861,028
Nigeria - 0.0%
Guaranty Trust Bank PLC	4,144,698	241,389
Philippines - 1.2%
Ayala Land, Inc.	28,531,400	19,358,838
Pilipinas Shell Petroleum Corp. (a)	42,456,810	15,101,576

TOTAL PHILIPPINES		34,460,414

Poland - 0.8%
CD Projekt RED SA (a)	222,620	23,894,493
Qatar - 0.3%
Qatar National Bank SAQ (a)	1,562,000	7,722,054
Russia - 3.8%
Alrosa Co. Ltd.	10,521,460	9,683,656
Lukoil PJSC	423,396	29,072,542
MMC Norilsk Nickel PJSC	107,350	28,431,239
NOVATEK OAO GDR (Reg. S)	46,696	6,845,634
Sberbank of Russia	12,215,207	36,575,836

TOTAL RUSSIA		110,608,907

South Africa - 3.4%
Absa Group Ltd.	789,394	3,661,172
AngloGold Ashanti Ltd.	954,215	31,130,225
Capitec Bank Holdings Ltd.	71,000	3,672,250
Impala Platinum Holdings Ltd.	2,101,899	18,552,659
Naspers Ltd. Class N	243,449	44,295,848

TOTAL SOUTH AFRICA		101,312,154

Taiwan - 11.8%
E.SUN Financial Holdings Co. Ltd.	14,026,299	12,945,736
HIWIN Technologies Corp.	1,428,000	15,027,995
Hon Hai Precision Industry Co. Ltd. (Foxconn)	6,550,000	17,489,272
International Games Systems Co. Ltd.	355,000	9,067,843
Largan Precision Co. Ltd.	142,000	18,498,399
MediaTek, Inc.	2,074,000	49,515,496
Poya International Co. Ltd.	291,000	6,085,212
Realtek Semiconductor Corp.	1,389,000	17,716,113
Taiwan Semiconductor Manufacturing Co. Ltd.	12,805,000	185,930,472
Unimicron Technology Corp.	6,645,000	14,551,921

TOTAL TAIWAN		346,828,459

Thailand - 1.4%
C.P. ALL PCL (For. Reg.)	6,661,000	14,575,609
Kasikornbank PCL (For. Reg.)	1,470,800	3,843,225
Thai Beverage PCL	45,495,500	21,338,075

TOTAL THAILAND		39,756,909

United Arab Emirates - 0.4%
National Bank of Abu Dhabi PJSC (a)	3,726,000	11,077,119
United States of America - 0.3%
Yum China Holdings, Inc.	161,048	8,252,100
TOTAL COMMON STOCKS
(Cost $2,396,844,360)		2,758,533,819

Nonconvertible Preferred Stocks - 1.6%
Brazil - 1.6%
Azul SA (a)	2,360,000	9,188,372
Banco Bradesco SA (PN)	1,503,720	6,468,543
Itau Unibanco Holding SA	2,223,500	11,461,582
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	1,267,520	10,811,946
Telefonica Brasil SA sponsored ADR	785,600	7,926,704
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $54,323,724)		45,857,147
	Principal Amount	Value

Government Obligations - 0.3%
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.12% to 0.15% 8/20/20 to 9/24/20 (Cost $9,019,048)(e)	9,020,000	9,019,401
	Shares	Value

Money Market Funds - 6.3%
Fidelity Cash Central Fund 0.14% (f)	165,970,271	166,020,062
Fidelity Securities Lending Cash Central Fund 0.13% (f)(g)	20,433,957	20,436,000
TOTAL MONEY MARKET FUNDS
(Cost $186,441,911)		186,456,062
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $2,646,629,043)		2,999,866,429
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(62,735,760)
NET ASSETS - 100%		$2,937,130,669

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,680	Sept. 2020	$89,821,200	$7,364,620	$7,364,620

The notional amount of futures purchased as a percentage of Net Assets is 3.1%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
BRL	14,837,979	USD	2,850,214	Northern Trust Co.	8/3/20	$(5,810)
HKD	5,462,818	USD	704,863	Goldman Sachs Bank USA	8/3/20	(11)
MXN	27,690,801	USD	1,255,466	Deutsche Bank AG	8/3/20	(11,215)
SGD	5,710,546	USD	4,151,705	Brown Brothers Harriman & Co.	8/3/20	4,442
USD	1,562,444	ZAR	25,851,121	Citibank, N.A.	8/3/20	50,130
MXN	722,295	USD	32,425	State Street Bank and Trust Co.	8/4/20	30
USD	310,784	HKD	2,408,618	Brown Brothers Harriman & Co.	8/4/20	7
USD	3,321,903	HUF	971,786,880	Citibank, N.A.	8/4/20	(1,992)
HKD	22,196,430	USD	2,864,059	HSBC Bank USA	8/5/20	(113)
USD	10,925	ZAR	185,925	Citibank, N.A.	8/5/20	50
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$35,518
					Unrealized Appreciation	54,659
					Unrealized Depreciation	(19,141)

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,285,417 or 1.4% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,019,401.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$900,238
Fidelity Securities Lending Cash Central Fund	24,542
Total	$924,780

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
City Lodge Hotels Ltd.	$15,272,162	$712,913	$11,230,003	$--	$(15,147,367)	$10,392,295	$--
Delfi Ltd.	21,819,194	3,085,719	18,615,671	237,873	(9,156,310)	2,867,068	--
SH Kelkar & Co. Ltd.	16,015,747	--	8,082,069	105,930	(11,888,786)	3,955,108	--
TK Group Holdings Ltd.	18,251,918	1,372,722	12,872,824	403,262	(10,443,879)	3,692,063	--
Total	$71,359,021	$5,171,354	$50,800,567	$747,065	$(46,636,342)	$20,906,534	$--

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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